Trade Receivables (Tables)	12 Months Ended
Feb. 28, 2022
Trade Receivables External Customers [Abstract]
Summary of Net Trade Receivables
	As of February 28, 2022	As of February 28, 2021
	US$	US$
Gross trade receivables	53,204,934	26,961,682
Less: Impairment loss allowance of trade receivables	(9,354,282)	(4,108,567)
Net trade receivables	43,850,652	22,853,115

Summary of Movement in the Impairment Loss Allowance of Trade Receivables

The movement in the impairment loss allowance of trade receivables during the year is as follows:

	Non- credit impaired	Credit impaired	Total
	US$	US$	US$
As of February 29, 2020	138,956	—	138,956
Impairment loss recognised	223,144	3,746,467	3,969,611
As of February 28, 2021	362,100	3,746,467	4,108,567
Impairment loss recognised	2,618,328	4,170,801	6,789,129
Write-off	—	(1,543,414)	(1,543,414)
As of February 28, 2022	2,980,428	6,373,854	9,354,282